Commitments and Contingencies	9 Months Ended
Sep. 30, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies	Commitments and Contingencies
(a) Capital expenditure commitments relating to vessels under construction, second-hand vessels agreed to be acquired and the purchase of BWTS and Scrubbers to be installed on certain of our vessels are as follows:

Year end September 30,	Due to Shipyards/Sellers	Due to Manager [1]	Other Commitments	Total
2022	$81,307	$1,922	$760	$83,989
2023	79,600	2,888	—	82,488
2024	95,320	2,415	—	97,735
Total	$256,227	$7,225	$760	$264,212

1. Represents the amounts payable to our Managers under the Management Agreements in respect of the commissions for contracted newbuilds and second hand vessels to be acquired and the supervision fee for the contracted newbuild vessels.

(b) Other contingent liabilities

The Company and its Subsidiaries have not been involved in any legal proceedings, that may have, or have had, a significant effect on their business, financial position, results of operations or liquidity, nor is the Company aware of any proceedings that are pending or threatened that may have a significant effect on its business, financial position, results of operations or liquidity. From time to time various claims, suits and complaints, including those involving government regulations and product liability, arise in the ordinary course of the shipping business. In addition, losses may arise from disputes with charterers, agents, shipyards, insurance providers and other claims relating to the operation of the Company’s vessels. Management is not aware of any material claims or contingent liabilities which should be disclosed, or for which a provision should be established in the accompanying consolidated financial statements.

The Company accrues for the cost of environmental liabilities when management becomes aware that a liability is probable and is able to reasonably estimate the probable exposure. Management is not aware of any such claims or contingent liabilities which should be disclosed, or for which a provision should be established in the accompanying consolidated financial statements. A maximum of $1,000,000 of the liabilities associated with the individual vessel actions, mainly for sea pollution, is covered by P&I Club insurance.